UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SEMIANNUAL Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund –
.
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
as of 6/30/23
Diversified
Mid-Cap
Growth Fund
Russell
Midcap
Growth
Index
Information Technology 23.6% 21.7%
Industrials and Business
Services 20.7 19.3
Health Care 18.5 21.9
Consumer Discretionary 13.5 12.8
Financials 7.8 9.8
Communication Services 4.1 4.3
Energy 4.0 3.6
Consumer Staples 3.1 3.1
Materials 2.3 1.4
Real Estate 2.1 1.7
Utilities 0.1 0.4
Other and Reserves 0.2 0.0
Total 100.0% 100.0%

T. ROWE PRICE Diversified Mid-Cap Growth Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Hilton Worldwide Holdings 1.4%
Dexcom 1.4
Amphenol 1.2
Microchip Technology 1.2
Trade Desk 1.1
IQVIA Holdings 1.1
Cintas 1.1
AmerisourceBergen 1.1
Apollo Global Management 1.0
Cheniere Energy 1.0
Paychex 1.0
Crowdstrike Holdings 1.0
Fastenal 1.0
Ross Stores 1.0
West Pharmaceutical Services 1.0
MongoDB 1.0
Rockwell Automation 1.0
Copart 1.0
HubSpot 1.0
Omnicom Group 1.0
AutoZone 0.9
Old Dominion Freight Line 0.9
Veeva Systems 0.9
Mettler-Toledo International 0.9
Arthur J Gallagher 0.9
Total 26.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

DIVERSIFIED MID-CAP GROWTH FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,149.40 $4.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.53   4.31
I Class
Actual   1,000.00   1,150.70   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.41
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.86%, and
the
2
I Class was 0.68%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 35.28 $ 47.37 $ 46.04 $ 36.66 $ 27.13 $ 29.40
Investment activities
Net investment
income (loss)
(1)(2)
—
(3)
(0.03) (0.20) (0.03) 0.07 0.10
(4)
Net realized and
unrealized gain/loss 5.27 (11.63) 6.33 11.63 10.20 (0.95)
Total from
investment activities 5.27 (11.66) 6.13 11.60 10.27 (0.85)
Distributions
Net investment
income — — — (0.02) (0.05) (0.09)
Net realized gain — (0.43) (4.80) (2.20) (0.69) (1.33)
Total distributions — (0.43) (4.80) (2.22) (0.74) (1.42)
NET ASSET VALUE
End of period $ 40.55 $ 35.28 $ 47.37 $ 46.04 $ 36.66 $ 27.13

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(5)
14.94% (24.63)% 13.74% 31.80% 37.90% (3.11)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.86%
(6)
0.87% 0.7 9% 0.80% 0.80% 0.83%
Net expenses after
waivers/payments
by Price Associates 0.86%
(6)
0.87% 0.79% 0.80% 0.80% 0.83%
Net investment
income (loss) (0.01)%
(6)
(0.08)% (0.41)% (0.08)% 0.20% 0.33%
(4)
Portfolio turnover rate 24.4% 30.5% 33.3% 60.0% 10.9% 20.1%
Net assets, end of
period (in millions) $1,001 $922 $1,926 $1,761 $1,467 $904
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Reflects a special dividend which amounted to $0.05 per share and 0.15% of average net assets.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 35.38 $ 47.41 $ 46.09 $ 36.68 $ 27.14 $ 29.41
Investment activities
Net investment
income (loss)
(1)(2)
0.03 0.06 (0.13) 0.01 0.14 0.15
(3)
Net realized and
unrealized gain/loss 5.30 (11.66) 6.33 11.66 10.18 (0.96)
Total from
investment activities 5.33 (11.60) 6.20 11.67 10.32 (0.81)
Distributions
Net investment
income — — — (0.02) (0.09) (0.13)
Net realized gain — (0.43) (4.88) (2.24) (0.69) (1.33)
Total distributions — (0.43) (4.88) (2.26) (0.78) (1.46)
NET ASSET VALUE
End of period $ 40.71 $ 35.38 $ 47.41 $ 46.09 $ 36.68 $ 27.14

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
15.07% (24.48)% 13.88% 31.99% 38.07% (2.98)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.68%
(5)
0.68% 0.65% 0.66% 0.67% 0.69%
Net expenses after
waivers/payments
by Price Associates 0.68%
(5)
0.68% 0.65% 0.66% 0.67% 0.69%
Net investment
income (loss) 0.17%
(5)
0.17% (0.27)% 0.03% 0.39% 0.48%
(3)
Portfolio turnover rate 24.4% 30.5% 33.3% 60.0% 10.9% 20.1%
Net assets, end of
period (in thousands) $972,796 $823,847 $577,684 $531,487 $324,557 $33,670
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Reflects a special dividend which amounted to $0.05 per share and 0.15% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 4.0%
Entertainment 1.2%
Electronic Arts  31,000 4,021
Endeavor Group Holdings, Class A  (1) 107,300 2,567
ROBLOX, Class A  (1) 114,200 4,602
Spotify Technology  (1) 41,267 6,625
Take-Two Interactive Software  (1) 41,353 6,086
23,901
Interactive Media & Services 0.4%
Match Group  (1) 150,730 6,308
Pinterest, Class A  (1) 68,700 1,878
8,186
Media 2.4%
Fox, Class B  221,300 7,057
Omnicom Group  195,600 18,611
Trade Desk, Class A  (1) 288,508 22,279
47,947
Total Communication Services 80,034
CONSUMER DISCRETIONARY 13.5%
Automobile Components 0.2%
Aptiv (1) 27,372 2,794
Mobileye Global, Class A  (1)(2) 24,352 936
3,730
Broadline Retail 0.6%
Coupang, Class A  (1) 417,800 7,270
Etsy  (1) 27,440 2,321
Ollie's Bargain Outlet Holdings  (1) 39,200 2,271
11,862
Distributors 0.7%
Genuine Parts  25,400 4,299
Pool  25,700 9,628
13,927
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions  (1) 31,300 2,894
Duolingo  (1) 12,400 1,772
Service Corp International  33,512 2,165
6,831
Hotels, Restaurants & Leisure 5.2%
Caesars Entertainment  (1) 79,600 4,057

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill  (1) 2,600 5,561
Churchill Downs  44,900 6,249
Darden Restaurants  59,500 9,941
Domino's Pizza  19,000 6,403
DraftKings, Class A  (1) 164,280 4,365
Hilton Worldwide Holdings  191,390 27,857
Hyatt Hotels, Class A  16,700 1,913
MGM Resorts International  181,000 7,950
Restaurant Brands International  (2) 67,700 5,248
Vail Resorts  7,200 1,813
Wingstop  20,600 4,123
Wynn Resorts  23,222 2,452
Yum! Brands  106,400 14,742
102,674
Household Durables 0.6%
NVR (1) 1,769 11,234
11,234
Leisure Products 0.1%
Mattel (1) 111,500 2,179
2,179
Specialty Retail 5.1%
AutoZone (1) 7,376 18,391
Burlington Stores  (1) 33,948 5,343
Chewy, Class A  (1) 50,084 1,977
Five Below  (1) 36,200 7,115
Floor & Decor Holdings, Class A  (1)(2) 46,700 4,855
O'Reilly Automotive  (1) 3,800 3,630
RH  (1)(2) 8,200 2,702
Ross Stores  173,200 19,421
Tractor Supply  78,300 17,312
Ulta Beauty  (1) 32,995 15,527
Williams-Sonoma  (2) 33,800 4,230
100,503
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica  (1) 24,120 9,129
Skechers USA, Class A  (1) 71,400 3,760
12,889
Total Consumer Discretionary 265,829
CONSUMER STAPLES 3.2%
Beverages 0.8%
Brown-Forman, Class B  87,692 5,856
Celsius Holdings  (1) 43,400 6,475

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  10,800 2,658
14,989
Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings  (1) 167,474 10,552
Casey's General Stores  11,789 2,875
Dollar General  13,800 2,343
Dollar Tree  (1) 35,600 5,109
Performance Food Group  (1) 142,000 8,554
29,433
Food Products 0.4%
Darling Ingredients  (1) 39,300 2,507
Hershey  14,400 3,596
Tyson Foods, Class A  28,900 1,475
7,578
Household Products 0.1%
Church & Dwight  19,483 1,953
1,953
Personal Care Products 0.4%
elf Beauty  (1) 42,100 4,809
Kenvue  (1) 107,900 2,851
7,660
Total Consumer Staples 61,613
ENERGY 4.0%
Energy Equipment & Services 0.6%
Halliburton  350,382 11,559
11,559
Oil, Gas & Consumable Fuels 3.4%
APA  56,400 1,927
Cheniere Energy  130,600 19,898
Coterra Energy  244,200 6,178
Devon Energy  114,779 5,549
Diamondback Energy  28,400 3,731
Hess  78,494 10,671
Magnolia Oil & Gas, Class A  118,200 2,470
Matador Resources  28,100 1,470
Pioneer Natural Resources  29,500 6,112
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118  (1)(3)(4) 39 702
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703  (1)(3)(4) 458 8,244
66,952
Total Energy 78,511

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 7.7%
Banks 0.2%
NU Holdings, Class A  (1) 618,900 4,883
4,883
Capital Markets 3.0%
Ares Management, Class A  37,600 3,623
Blue Owl Capital  293,000 3,414
Cboe Global Markets  17,893 2,469
FactSet Research Systems  26,350 10,557
LPL Financial Holdings  44,700 9,719
MarketAxess Holdings  23,700 6,196
Morningstar  12,054 2,363
MSCI  34,000 15,956
Tradeweb Markets, Class A  77,151 5,283
59,580
Consumer Finance 0.1%
Discover Financial Services  18,500 2,162
2,162
Financial Services 2.3%
Apollo Global Management  263,000 20,201
Block, Class A  (1) 66,100 4,401
Euronet Worldwide  (1) 36,400 4,272
FleetCor Technologies  (1) 49,008 12,305
WEX  (1) 26,600 4,843
46,022
Insurance 2.1%
Arthur J Gallagher  79,000 17,346
Assurant  10,520 1,323
Globe Life  22,300 2,444
Hartford Financial Services Group  209,000 15,052
Ryan Specialty Group Holdings  (1) 135,800 6,096
42,261
Total Financials 154,908
HEALTH CARE 18.4%
Biotechnology 3.0%
Alnylam Pharmaceuticals  (1) 56,780 10,785
Apellis Pharmaceuticals  (1) 67,300 6,131
Argenx, ADR  (1) 11,417 4,450
Ascendis Pharma, ADR  (1) 19,960 1,781
BioMarin Pharmaceutical  (1) 25,311 2,194
BioNTech, ADR  (1) 16,728 1,806
Blueprint Medicines  (1) 40,300 2,547

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Exact Sciences  (1) 49,418 4,640
Genmab, ADR  (1) 87,777 3,336
Incyte  (1) 31,000 1,930
Karuna Therapeutics  (1) 19,753 4,283
Legend Biotech, ADR  (1) 63,800 4,404
Neurocrine Biosciences  (1) 70,522 6,650
Sarepta Therapeutics  (1) 40,700 4,661
59,598
Health Care Equipment & Supplies 5.9%
Align Technology  (1) 23,600 8,346
Dexcom  (1) 213,400 27,424
Globus Medical, Class A  (1) 44,800 2,667
IDEXX Laboratories  (1) 23,200 11,652
Inspire Medical Systems  (1) 25,300 8,214
Insulet  (1) 45,806 13,208
Lantheus Holdings  (1) 43,900 3,684
Novocure  (1) 67,479 2,800
Penumbra  (1) 25,091 8,633
QuidelOrtho  (1) 20,700 1,715
ResMed  66,900 14,618
Shockwave Medical  (1) 28,500 8,134
STERIS  19,500 4,387
Teleflex  6,100 1,476
116,958
Health Care Providers & Services 2.8%
Acadia Healthcare  (1) 33,613 2,677
AmerisourceBergen  107,800 20,744
Centene  (1) 35,053 2,365
McKesson  39,796 17,005
Molina Healthcare  (1) 38,624 11,635
54,426
Health Care Technology 0.9%
Veeva Systems, Class A  (1) 89,795 17,755
17,755
Life Sciences Tools & Services 5.7%
Agilent Technologies  142,000 17,076
Bio-Rad Laboratories, Class A  (1) 8,511 3,227
Bio-Techne  152,200 12,424
Bruker  70,500 5,211
Charles River Laboratories International  (1) 32,600 6,854
Illumina  (1) 22,300 4,181
IQVIA Holdings  (1) 98,000 22,027
Mettler-Toledo International  (1) 13,500 17,707
Repligen  (1) 33,304 4,711

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  50,139 19,177
112,595
Pharmaceuticals 0.1%
Royalty Pharma, Class A  58,937 1,812
1,812
Total Health Care 363,144
INDUSTRIALS & BUSINESS SERVICES 20.7%
Aerospace & Defense 2.2%
Axon Enterprise  (1) 48,500 9,463
BWX Technologies  36,300 2,598
HEICO  43,300 7,661
Hexcel  34,200 2,600
Howmet Aerospace  99,800 4,946
Huntington Ingalls Industries  10,500 2,390
TransDigm Group  16,000 14,307
43,965
Air Freight & Logistics 0.1%
Expeditors International of Washington  22,700 2,750
2,750
Building Products 1.6%
A.O. Smith  34,000 2,475
Advanced Drainage Systems  16,000 1,820
Allegion  34,600 4,153
Carrier Global  40,400 2,008
Fortune Brands Innovations  39,751 2,860
Trane Technologies  69,000 13,197
Trex  (1) 76,000 4,983
31,496
Commercial Services & Supplies 3.6%
Cintas  42,300 21,026
Clean Harbors  (1) 50,900 8,370
Copart  (1) 207,000 18,880
RB Global  37,200 2,232
Republic Services  65,300 10,002
Rollins  56,293 2,411
Waste Connections  54,675 7,815
70,736
Construction & Engineering 1.2%
Quanta Services  56,414 11,083
Valmont Industries  27,000 7,858
WillScot Mobile Mini Holdings  (1) 95,300 4,554
23,495

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 1.8%
AMETEK  48,837 7,906
Hubbell  25,900 8,587
Rockwell Automation  58,112 19,145
35,638
Ground Transportation 1.2%
JB Hunt Transport Services  20,282 3,672
Landstar System  13,600 2,618
Old Dominion Freight Line  48,217 17,828
24,118
Machinery 1.2%
Graco  30,000 2,591
IDEX  10,375 2,233
Middleby  (1) 30,078 4,446
Otis Worldwide  28,200 2,510
PACCAR  31,900 2,669
Toro  61,247 6,226
Westinghouse Air Brake Technologies  20,500 2,248
22,923
Passenger Airlines 0.4%
Alaska Air Group  (1) 34,800 1,851
Southwest Airlines  109,400 3,961
United Airlines Holdings  (1) 36,800 2,019
7,831
Professional Services 4.6%
Booz Allen Hamilton Holding  33,370 3,724
Broadridge Financial Solutions  63,571 10,529
Ceridian HCM Holding  (1) 52,629 3,524
Equifax  26,000 6,118
FTI Consulting  (1) 12,392 2,357
KBR  68,700 4,470
Paychex  177,500 19,857
Paycom Software  37,900 12,175
Paycor HCM  (1)(2) 82,800 1,960
Paylocity Holding  (1) 33,500 6,182
SS&C Technologies Holdings  41,400 2,509
TransUnion  61,596 4,825
Verisk Analytics  59,900 13,539
91,769
Trading Companies & Distributors 2.8%
Fastenal  333,900 19,697
Ferguson  36,500 5,742
SiteOne Landscape Supply  (1) 51,754 8,661

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
United Rentals  20,600 9,174
Watsco  (2) 29,000 11,063
54,337
Total Industrials & Business Services 409,058
INFORMATION TECHNOLOGY 22.7%
Communications Equipment 0.9%
Arista Networks  (1) 60,666 9,831
Motorola Solutions  26,700 7,831
17,662
Electronic Equipment, Instruments & Components 2.9%
Amphenol, Class A  280,887 23,861
CDW  75,378 13,832
Cognex  50,000 2,801
Keysight Technologies  (1) 46,700 7,820
Littelfuse  8,700 2,535
TE Connectivity  14,600 2,046
Zebra Technologies, Class A  (1) 15,300 4,526
57,421
IT Services 2.1%
EPAM Systems  (1) 8,872 1,994
Gartner  (1) 46,606 16,326
Globant  (1) 10,798 1,941
MongoDB  (1) 46,655 19,175
VeriSign  (1) 10,434 2,358
41,794
Semiconductors & Semiconductor Equipment 5.9%
Enphase Energy  (1) 85,100 14,252
Entegris  106,300 11,780
First Solar  (1) 14,160 2,692
Lattice Semiconductor  (1) 148,179 14,235
Marvell Technology  63,707 3,808
Microchip Technology  259,668 23,264
MKS Instruments  17,400 1,881
Monolithic Power Systems  29,200 15,775
ON Semiconductor  (1) 156,438 14,796
Onto Innovation  (1) 24,100 2,807
Silicon Laboratories  (1) 13,900 2,193
Skyworks Solutions  21,100 2,336
Teradyne  58,600 6,524
116,343
Software 10.4%
ANSYS (1) 29,700 9,809
AppLovin, Class A  (1)(2) 97,200 2,501

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Atlassian, Class A  (1) 9,600 1,611
Bentley Systems, Class B  126,457 6,858
BILL Holdings  (1) 26,800 3,132
Cadence Design Systems  (1) 46,995 11,021
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936  (1)(3)(4) 1,136 806
Confluent, Class A  (1) 74,452 2,629
Crowdstrike Holdings, Class A  (1) 134,753 19,791
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835  (1)(3)
(4) 52,161 3,816
Datadog, Class A  (1) 154,446 15,194
Descartes Systems Group  (1) 65,900 5,279
DoubleVerify Holdings  (1) 70,475 2,743
Dynatrace  (1) 150,873 7,765
Fair Isaac  (1) 15,400 12,462
Fortinet  (1) 96,670 7,307
HubSpot  (1) 35,099 18,676
Informatica, Class A  (1) 129,200 2,390
Manhattan Associates  (1) 42,975 8,590
Monday.com  (1) 27,200 4,657
nCino  (1) 74,245 2,236
Procore Technologies  (1) 34,970 2,276
PTC  (1) 59,534 8,472
Samsara, Class A  (1) 205,423 5,692
Snyk, Acquisition Date: 9/3/21, Cost $1,690  (1)(3)(4) 117,787 1,197
Socure, Acquisition Date: 12/22/21, Cost $432  (1)(3)(4) 26,874 201
Synopsys  (1) 20,900 9,100
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547  (1)(3)(4) 48,005 212
Tyler Technologies  (1) 24,544 10,222
Workiva  (1) 26,500 2,694
Zscaler  (1) 109,000 15,947
205,286
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Class A  (1) 129,400 4,765
Super Micro Computer  (1) 21,200 5,284
10,049
Total Information Technology 448,555
MATERIALS 2.4%
Chemicals 1.2%
Albemarle  20,500 4,573
CF Industries Holdings  25,800 1,791
Corteva  71,700 4,108
Nutrien  31,600 1,866
PPG Industries  56,700 8,409

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
RPM International  26,273 2,358
23,105
Construction Materials 0.5%
Vulcan Materials  43,200 9,739
9,739
Containers & Packaging 0.5%
Avery Dennison  33,100 5,687
Ball  26,147 1,522
Sealed Air  61,646 2,466
9,675
Metals & Mining 0.2%
Steel Dynamics  32,200 3,508
3,508
Total Materials 46,027
REAL ESTATE 2.1%
Industrial Real Estate Investment Trusts 0.1%
Rexford Industrial Realty, REIT  43,300 2,261
2,261
Real Estate Management & Development 0.4%
CoStar Group  (1) 83,600 7,440
7,440
Residential Real Estate Investment Trusts 0.3%
Equity LifeStyle Properties, REIT  78,100 5,224
5,224
Retail Real Estate Investment Trusts 0.4%
Simon Property Group, REIT  71,400 8,245
8,245
Specialized Real Estate Investment Trusts 0.9%
CubeSmart, REIT  141,300 6,311
Lamar Advertising, Class A, REIT  69,120 6,860
SBA Communications, REIT  22,300 5,168
18,339
Total Real Estate 41,509
UTILITIES 0.1%
Independent Power & Renewable Electricity Producers 0.1%
Vistra  83,700 2,197
Total Utilities 2,197
Total Common Stocks (Cost $1,360,994) 1,951,385

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.9%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627  (1)(3)(4) 200,815 1,075
Total Health Care 1,075
INFORMATION TECHNOLOGY 0.9%
Software 0.9%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116  (1)(3)(4) 68 48
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5  (1)(3)(4) 3 2
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552  (1)
(3)(4) 108,447 7,934
Databricks, Series G, Acquisition Date: 2/1/21, Cost $774  (1)(3)(4) 13,101 958
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225  (1)
(3)(4) 30,282 2,215
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174  (1)
(3)(4) 79,458 303
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929  (1)(3)(4) 49,017 1,765
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816  (1)(3)(4) 197,401 2,006
Socure, Series A, Acquisition Date: 12/22/21, Cost $525  (1)(3)(4) 32,662 244
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431  (1)(3)(4) 26,807 201
Socure, Series B, Acquisition Date: 12/22/21, Cost $8  (1)(3)(4) 485 4
Socure, Series E, Acquisition Date: 10/27/21, Cost $998  (1)(3)(4) 62,133 465
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985  (1)(3)(4) 198,465 875
Total Information Technology 17,020
Total Convertible Preferred Stocks (Cost $17,165) 18,095
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.13%  (5)(6) 1,007,703 1,008
Total Short-Term Investments (Cost $1,008) 1,008

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.13%  (5)(6) 23,450,444 23,450
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 23,450
Total Securities Lending Collateral (Cost $23,450) 23,450
Total Investments in Securities
101.0% of Net Assets
(Cost $1,402,617) $ 1,993,938
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$33,273 and represents 1.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 29++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 7,718  ¤   ¤ $ 24,458
Total $ 24,458^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $29 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,458.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,402,617) $ 1,993,938
Receivable for investment securities sold 33,293
Receivable for shares sold 3,215
Dividends receivable 818
Other assets 67
Total assets 2,031,331
Liabilities
Payable for investment securities purchased 32,221
Obligation to return securities lending collateral 23,450
Payable for shares redeemed 1,000
Investment management fees payable 996
Due to affiliates 121
Payable to directors 2
Other liabilities 242
Total liabilities 58,032
NET ASSETS $ 1,973,299
Net Assets Consist of:
Total distributable earnings (loss) $ 640,009
Paid-in capital applicable to 48,569,359 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,333,290
NET ASSETS $ 1,973,299
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,000,503; Shares outstanding: 24,673,743) $ 40.55
I Class
(Net assets: $972,796; Shares outstanding: 23,895,616) $ 40.71

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $19) $ 7,806
Securities lending 10
Other 1
Total income 7,817
Expenses
Investment management 5,833
Shareholder servicing
Investor Class $ 911
I Class 87 998
Prospectus and shareholder reports
Investor Class 42
I Class 9 51
Custody and accounting 107
Registration 37
Proxy and annual meeting 33
Legal and audit 15
Directors 3
Miscellaneous 24
Total expenses 7,101
Net investment income 716
Realized and Unrealized Gain / Loss –
Net realized gain on securities 103,407
Change in net unrealized gain / loss on securities 154,941
Net realized and unrealized gain / loss 258,348
INCREASE IN NET ASSETS FROM OPERATIONS
$ 259,064

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 716 $ 486
Net realized gain (loss) 103,407 (54,059)
Change in net unrealized gain / loss 154,941 (558,048)
Increase (decrease) in net assets from operations 259,064 (611,621)
Distributions to shareholders
Net earnings
Investor Class – (11,241)
I Class – (9,942)
Decrease in net assets from distributions – (21,183)
Capital share transactions
*
Shares sold
Investor Class 55,215 143,540
I Class 98,155 543,034
Distributions reinvested
Investor Class – 11,069
I Class – 9,572
Shares redeemed
Investor Class (110,299) (709,077)
I Class (74,974) (122,733)
Decrease in net assets from capital share
transactions (31,903) (124,595)

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 227,161 (757,399)
Beginning of period 1,746,138 2,503,537
End of period $ 1,973,299 $ 1,746,138
*Share information (000s)
Shares sold
Investor Class 1,458 3,765
I Class 2,597 14,111
Distributions reinvested
Investor Class – 308
I Class – 266
Shares redeemed
Investor Class (2,929) (18,588)
I Class (1,985) (3,277)
Decrease in shares outstanding (859) (3,415)

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the Diversified Mid-Cap Growth Fund (Investor Class) and the
Diversified Mid-Cap Growth Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Diversified Mid-Cap Growth Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following

T. ROWE PRICE Diversified Mid-Cap Growth Fund

functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than

T. ROWE PRICE Diversified Mid-Cap Growth Fund

one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $3,803,000 for the six months ended June 30, 2023.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,936,207 $ — $ 15,178 $ 1,951,385
Convertible Preferred Stocks — — 18,095 18,095
Short-Term Investments 1,008 — — 1,008
Securities Lending Collateral 23,450 — — 23,450
Total $ 1,960,665 $ — $ 33,273 $ 1,993,938
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Ending
Balance
6/30/23
Investment in Securities
Common Stocks $ 12,876 $ 2,302 $ 15,178
Convertible Preferred Stocks 16,594 1,501 18,095
Total $ 29,470 $ 3,803 $ 33,273

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $23,248,000;
the value of cash collateral and related investments was $23,450,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $450,814,000 and $484,630,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $52,407,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,407,515,000. Net unrealized gain aggregated $586,423,000 at period-end, of which $645,682,000 related to appreciated investments and $59,259,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
At June 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $550,000 for T. Rowe Price Services, Inc.; and $6,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/25
(Waived)/repaid during the period ($000s) $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $28,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 24,214,319 511,439
Mark J. Parrell 24,236,978 493,353
Kellye L. Walker 24,371,856 357,534
Eric L. Veiel 24,320,189 411,798

T. ROWE PRICE Diversified Mid-Cap Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Diversified Mid-Cap Growth Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F149-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023